Subsequent Event (Details) - USD ($)		12 Months Ended
	Feb. 08, 2020	Dec. 31, 2019	Aug. 03, 2020
Subsequent Event [Line Items]
Upfront payment	$ 250,000	$ 3,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock			215,000
Subsequent Event [Member] | October 2018 [Member]
Subsequent Event [Line Items]
Warrants			160,257
Subsequent Event [Member] | January 2019 [Member]
Subsequent Event [Line Items]
Warrants			208,334
RX-0201 And RX-0301 [Member]
Subsequent Event [Line Items]
Milestone payment	63,000,000
RX-0047 [Member]
Subsequent Event [Line Items]
Milestone payment	$ 33,000,000